29. EMPLOYEE BENEFIT PLANS (Details 5)	Dec. 31, 2017	Dec. 31, 2016
Equity securities [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	22.30%	23.30%
Equity securities [Member] | UNITED STATES
Disclosure of defined benefit plans [line items]
Fair value plan assets	14.10%	14.60%
Equity securities [Member] | INTERNATIONAL
Disclosure of defined benefit plans [line items]
Fair value plan assets	18.90%	18.90%
Fixed income instruments [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	42.60%	40.70%
Cash and cash equivalents [Member] | CANADA
Disclosure of defined benefit plans [line items]
Fair value plan assets	2.10%	2.60%